STOCKHOLDERS' DEFICIT - Preferred stock (Details) - Iris - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0